Leases - Schedule of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows for operating leases	$ 2,327	$ 2,084	$ 2,111